  As filed with the Securities and Exchange Commission on April 12, 2002




                                                 Registration No. 33-49998
                                                                  811-7042
                    ---------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                    ---------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                      Pre-Effective Amendment No. __  [ ]

                     Post-Effective Amendment No. 20  [x]

                                                  --
                                      and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 22  [x]

                                           --

                            SEPARATE ACCOUNT VA-2L
                            ----------------------
                          (Exact Name of Registrant)

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                ----------------------------------------------
                              (Name of Depositor)

                 4333 Edgewood Road NE, Cedar Rapids, IA 52499
                 ---------------------------------------------
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (319) 297-8121

Name and Address of Agent for Service:         Copy to:

Frank A. Camp, Esquire                         Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.     Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.                       1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001                  Washington, D.C.  20004-2402

               Approximate date of proposed sale to the public:
   As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:
Variable Annuity Contracts

      It is proposed that this filing will become effective:
               [_] immediately upon filing pursuant to paragraph (b)

               [X] on May 1, 2002 pursuant to paragraph (b)


               [_] 60 days after filing pursuant to paragraph (a)(i)

               [_] on _________ pursuant to paragraph (a)(1)

      If appropriate, check the following box:
               [_] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on March 15, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 19 to Form N-4, File No. 33-49998) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 11/th/ day of April, 2002.

                                    SEPARATE ACCOUNT VA-2L

                                    TRANSAMERICA OCCIDENTAL
                                    LIFE INSURANCE COMPANY
                                    (DEPOSITOR)


                                    /s/ Frank A. Camp
                                    ----------------------------
                                    Frank A. Camp
                                    Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                 Titles                                      Date
----------                 ------                                      ----
                    *      Director                                    ____________, 2002
---------------------
Patrick S. Baird

                    *      Director                                    ____________, 2002
---------------------
Brenda K. Clancy

                    *      Director                                    ____________, 2002
---------------------
Douglas C. Kolsrud

                    *      Director                                    ____________, 2002
---------------------
Craig D. Vermie

                    *      Director and President                      ____________, 2002
---------------------
Ron F. Wagley

                    *      Chief Financial Officer and                 ____________, 2002
---------------------
Bruce Clark                Senior Vice President

/s/ Frank A. Camp         Attorney -in-Fact pursuant to powers of          April 11, 2002
---------------------     attorney filed herewith, and in his own
*By:  Frank A. Camp       capacity as Vice President.
